Land Use Rights, Net (Tables)	12 Months Ended
Jun. 30, 2025
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights

Land use rights as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Land use rights, cost	$903,791	$890,906
Less: accumulated amortization	(173,912)	(153,646)
Land use rights, net	$729,879	$737,260

Schedule of Succeeding Years of Amortization	Five succeeding years of amortization are as following:
Year	Amortization	Net carrying value
2026	$18,076	$711,803
2027	18,076	693,727
2028	18,076	675,651
2029	18,076	657,575
2030	18,076	639,499